ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Abstract]
Disclosure of accrued expenses and other liabilities [text block]
21.	ACCRUED LIABILITIES AND OTHER PAYABLES

	As of December 31,
	2018	2017
	RMB’000	RMB’000
Deposits received from distributors	16,200	17,200
Accrued salary	2,331	3,804
Accrued rent, electricity and water	2,500	3,641
Accrued other taxes	1,541	1,728
Others	3,322	3,346
	25,894	29,719

Accrued liabilities and other payables are denominated in the following currencies:

	As of December 31,
	2018	2017
	RMB’000	RMB’000
Renminbi	25,859	29,696
US dollars	35	23
	25,894	29,719

Deposits received represent deposits from the Company’s distributors. The Company usually requests a deposit from RMB 400,000 to RMB 1,000,000 from new distributors upon signing a distributorship agreement as security for the performance of their obligations under the distributorship agreement.

Accrued liabilities consist mainly of accrued rental, wages and utility expenses.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.